UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Item 1. Reports to Stockholders.

UBS S&P 500 Index Fund
Semiannual Report
November 30, 2006

UBS S&P 500 Index Fund

January 15, 2007

Dear shareholder,
We present you with the semiannual report for UBS S&P 500 Index Fund (the “Fund”) for the six months ended November 30, 2006.

Performance
UBS S&P 500 Index Fund’s investment goal is to replicate the total return of the S&P 500 Index (the “Index”), before fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks making up the Index.

Over the six months ended November 30, 2006, the Fund’s Class A shares produced a 10.95% return net of expenses, before deducting any sales charges (after deducting maximum sales charges, the return was 8.17%.) These results slightly underperformed the 11.33% return of the Index. The Fund’s underperformance versus the Index is largely attributable to the effect of fees and expenses embedded in the Fund that are not embedded in the Index. During the same period, the median return for the Lipper S&P 500 Index Objective Funds category was 11.07%. (Returns for all share classes over various time periods are shown in “Performance at a glance” on pages 5 and 6.)
UBS S&P 500 Index Fund

Investment goal:
Replicate the total return of the S&P 500 Index, before fees and expenses.

Portfolio managers:
Portfolio Management Team, including Ian Ashment UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—October 2, 1998
Class B—November 7, 2003
Class C—October 7, 1998
Class C–2—November 7, 2003
Class Y—December 31, 1997

Distribution payments:
Annually, if any

An Interview with lead portfolio manager Ian Ashment
Q.	What was the economic environment during the Fund’s semiannual period ?
A.	After a prolonged period of solid overall growth, the US economy weakened somewhat during the reporting period. Prior to the reporting period, gross domestic product (GDP) increased a sharp 5.6% in the first quarter of 2006, its largest gain since the third quarter of 2003. Second quarter GDP growth then fell to 2.6%, and third quarter GDP was 2.0%. The decline was attributed to several factors, including the delayed impact of rising short-term interest rates, high oil prices and the cooling of the once red-hot housing market.

UBS S&P 500 Index Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed met four times during the reporting period and once following the conclusion of the six-month period. After increasing the federal funds rate to 5.25% in June—its 17th consecutive rate hike—the Fed then held rates steady at its meetings in August, September, October and December. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed indicated that future rate movements would be data dependent as it attempts to keep economic growth at a reasonable pace and ward off inflation.

Q.	What were some of the trends that drove stock prices higher during the reporting period?
A.	While the S&P 500 Index rose in the six months covered by this report, there were periods of volatility. For example, early in the reporting period, investor concerns regarding the economy and speculation regarding future Fed monetary policy caused the stock market to gyrate. In addition, oil prices hit an all-time record high in July, fueling inflationary fears. However, as the reporting period progressed, the stock market rallied sharply after the Fed paused from raising rates and oil prices retreated. Also buoying the stock market were strong corporate profits which, overall, continued to contribute on the upside.

Q.	Can you describe some of the sectors and stocks that performed well, and some of those that didn’t, during the semiannual period?
A.	As one would expect given the strong return of the S&P 500 Index over the period, the market’s rally was broad in scope, with all 10 Index sectors generating positive returns. Leading the market were stocks in the telecommunication services, utilities and information technology sectors. In contrast, stocks in the industrials, consumer staples, and materials sectors produced more modest gains. In terms of individual stocks, information technology firms BMC Software and Nvidia Corp. generated the strongest absolute returns for the portfolio during the reporting period. Also posting solid results were American Power Conversion Corp., Apple Computer, Coach, Inc. and Harley-Davidson. The largest detractors from the portfolio’s results were Advanced Micro Devices, Tellabs, Inc, Hospira, Inc., Peabody Energy and Apollo Group.

Q.	From a style standpoint, which tended to perform better: growth or value stocks?
A.	During the past six months, value stocks outperformed growth stocks, continuing a trend that has lasted several years. The Russell 1000 Value

UBS S&P 500 Index Fund

Index gained 12.92% over the period, while the Russell 1000 Growth Index rose 9.29%. From a market capitalization perspective, large-cap stocks outperformed their mid- and small-cap counterparts. Over the six-month period, the Russell 1000 Index, which tracks large-cap stocks, the Russell MidCap Index, and the Russell 2000 Index, which tracks small cap stocks, returned 11.09%, 10.08% and 9.72%, respectively.

Q.	What is your outlook for the economy?
A.	There continue to be indications that US economic growth is moderating. The Commerce Department reported that construction spending in October was the weakest in five years, largely attributed to the softening housing market. Additionally, in November the US manufacturing sector contracted for the first time in more than three years. How the Fed responds to the economic slowdown could ultimately impact both the US stock and bond markets. While there could be an increase in volatility in the near term, we continue to feel that stocks remain attractive for long-term investors.

UBS S&P 500 Index Fund

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on UBS funds, * please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS S&P 500 Index Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

lan Ashment
Lead Portfolio Manager
UBS S&P 500 Index Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2006, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

*	Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

UBS S&P 500 Index Fund

Performance at a glance (unaudited)
Average annual total returns for periods ended 11/30/06

					Since
		6 months	1 year	5 years	inception°

	Class A*	10.95%	13.51%	5.39%	5.32%

	Class B**	10.79	13.05	N/A	10.60

Before deducting maximum sales charge	Class C***	10.53	12.63	4.59	4.56

	Class C-2****	10.74	13.06	N/A	10.60

	Class Y*****	11.10	13.78	5.64	5.39

	Class A*	8.17	10.64	4.86	4.99

After deducting maximum sales charge	Class B**	7.79	10.05	N/A	10.07

	Class C***	9.53	11.63	4.59	4.56

	Class C-2****	10.09	12.41	N/A	10.60

S&P 500 Index†		11.33	14.23	6.08	5.85

Lipper S&P 500 Index Objective Funds median††		11.07	13.74	5.58	5.47

For the Fund’s most recent quarter-end performance information, please refer to the “Average annual total return” table on page 6.
°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).
*	Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.
**	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
***	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
****	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.
*****	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
†	The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.
††	Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Performance at a glance (unaudited) (concluded)
Average annual total returns for periods ended 12/31/06

					Since
		6 months	1 year	5 years	inception°

	Class A*	12.40%	15.13%	5.51%	5.43%

	Class B**	12.15	14.57	N/A	10.76

Before deducting maximum sales charge	Class C***	11.93	14.19	4.71	4.67

	Class C-2****	12.11	14.62	N/A	10.75

	Class Y*****	12.48	15.35	5.75	5.49

	Class A*	9.59	12.25	4.98	5.11

After deducting maximum sales charge	Class B**	9.15	11.57	N/A	10.24

	Class C***	10.93	13.19	4.71	4.67

	Class C-2****	11.46	13.97	N/A	10.75

°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares..
*	Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.
**	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
***	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
****	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.
*****	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2006 to November 30, 2006.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning	Ending	Expenses paid
		account value	account value	during period*
		June 1, 2006	November 30, 2006	06/01/06 to 11/30/06

Class A	Actual	$1,000.00	$1,109.50	$3.70

	Hypothetical (5% annual return before expenses)	1,000.00	1,021.56	3.55

Class B	Actual	1,000.00	1,107.90	5.81

	Hypothetical (5% annual return before expenses)	1,000.00	1,019.55	5.57

Class C	Actual	1,000.00	1,105.30	7.65

	Hypothetical (5% annual return before expenses)	1,000.00	1,017.80	7.33

Class C-2	Actual	1,000.00	1,107.40	5.81

	Hypothetical (5% annual return before expenses)	1,000.00	1,019.55	5.57

Class Y	Actual	1,000.00	1,111.00	2.38

	Hypothetical (5% annual return before expenses)	1,000.00	1,022.81	2.28

*	Expenses are equal to the Fund’s annualized net expense ratios: Class A: 0.70%, Class B: 1.10%, Class C: 1.45%, Class C-2: 1.10% and Class Y: 0.45%, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

UBS S&P 500 Index Fund

Portfolio statistics (unaudited)

Characteristics	11/30/06		05/31/06		11/30/05

Net assets (mm)	$217.5		$209.8		$225.5

Number of securities	495		493		490

Portfolio composition*	11/30/06		05/31/06		11/30/05

Common stocks	98.7%		99.9%		99.7%

Futures	0.0**		0.0**		0.0 **

Cash equivalents and other assets less liabilities	1.3		0.1		0.3

Total	100.0%		100.0%		100.0%

Top five sectors*	11/30/06		05/31/06		11/30/05

Financials	21.8%	Financials	21.9%	Financials	21.5%

Information technology	15.3	Information technology	14.1	Information technology	14.9

Health care	11.7	Industrials	12.9	Industrials	12.5

Industrials	11.1	Consumer discretionary	11.7	Health care	12.2

Consumer discretionary	11.0	Health care	11.7	Consumer discretionary	11.9

Total	70.9%		72.3%		73.0%

Top ten equity holdings*	11/30/06		05/31/06		11/30/05

Exxon Mobil	3.6%	Exxon Mobil	3.2%	General Electric	3.3%

General Electric	2.9	General Electric	3.1	Exxon Mobil	3.2

Microsoft	2.0	Citigroup	2.1	Microsoft	2.3

Citigroup	1.9	Bank of America	1.9	Citigroup	2.2

Bank of America	1.9	Microsoft	1.7	Procter & Gamble	1.7

Pfizer	1.6	Johnson & Johnson	1.6	Bank of America	1.6

Procter & Gamble	1.6	Procter & Gamble	1.5	Johnson & Johnson	1.6

Johnson & Johnson	1.5	Pfizer	1.5	American International Group	1.5

American International Group	1.4	American International Group	1.4	Intel	1.4

Altria Group	1.4	Altria Group	1.3	Pfizer	1.4

Total	19.8%		19.3%		20.2%

*	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

**	Weighting represents less than 0.05% of net assets as of the date indicated.

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—98.66%

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Aerospace & defense—2.38%			Banks—(concluded)
Boeing Co.	13,300	$1,177,449	Comerica, Inc.[1]	3,000	$174,750

General Dynamics Corp.	6,900	516,396	Commerce Bancorp, Inc.	3,200	111,232

Goodrich Corp.	2,300	103,500	Compass Bancshares, Inc.	2,000	114,280

Honeywell International, Inc.	13,900	597,422	Fifth Third Bancorp	9,300	366,699

L-3 Communications Holdings, Inc.	2,200	180,950	First Horizon National Corp.	2,200	87,692

Lockheed Martin Corp.	6,100	551,745	Huntington Bancshares, Inc.	4,600	111,826

Northrop Grumman Corp.	5,900	394,887	KeyCorp	7,000	252,700

Raytheon Co.[1]	7,400	377,696	M&T Bank Corp.	1,300	154,232

Rockwell Collins, Inc.	2,900	174,957	Marshall & Ilsley Corp.	4,200	192,318

United Technologies Corp.	17,200	1,109,916	Mellon Financial Corp.	7,300	293,679

		5,184,918	National City Corp.[1]	9,700	350,170

Air freight & couriers—0.97%			Northern Trust Corp.	3,200	182,272
FedEx Corp.	5,300	611,779
			North Fork Bancorp, Inc.	8,350	234,384
Ryder System, Inc.	1,000	52,170
			PNC Financial Services Group	5,100	360,519
United Parcel Service, Inc., Class B	18,500	1,441,520
			Regions Financial Corp.	12,924	473,651
		2,105,469
			Sovereign Bancorp, Inc.	6,035	150,754
Airlines—0.10%
Southwest Airlines Co.	13,200	207,372	SunTrust Banks, Inc.	6,200	506,230

Auto components—0.14%			Synovus Financial Corp.	5,400	162,108
Goodyear Tire & Rubber Co.*	2,400	40,440
			US Bancorp, Inc.	30,400	1,022,656
Johnson Controls, Inc.	3,300	268,389
			Wachovia Corp.	32,248	1,747,519
		308,829
			Washington Mutual, Inc.[1]	16,103	703,379
Automobiles—0.25%
Ford Motor Co.	32,500	264,225	Wells Fargo & Co.	57,200	2,015,728

General Motors Corp.[1]	9,400	274,762	Zions Bancorp	1,900	148,656

		538,987			14,911,264

Banks—6.86%			Beverages—2.01%
Bank of America Corp.	76,822	4,136,865	Anheuser-Busch Cos., Inc.	13,200	627,132

Bank of New York Co., Inc.	13,100	465,574	Brown-Forman Corp., Class B	1,300	90,285

BB&T Corp.	9,100	391,391	Coca-Cola Co.	34,700	1,625,001

			Coca-Cola Enterprises, Inc.	4,400	89,980

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Beverages—(concluded)			Commercial services & supplies—1.22%
Constellation Brands, Inc., Class A*	3,300	$92,334	Allied Waste Industries, Inc.*	4,000	$50,720

Molson Coors Brewing Co., Class B	800	56,864	Apollo Group, Inc., Class A*	2,300	89,217

Pepsi Bottling Group, Inc.	2,200	68,904	Automatic Data Processing, Inc.	9,400	453,362

PepsiCo, Inc.	27,900	1,728,963	Avery Dennison Corp.	1,800	121,446

		4,379,463	Cintas Corp.	2,200	92,840

Biotechnology—1.37%			Donnelley, R. R. & Sons Co.	3,800	134,026
Amgen, Inc.[1]*	19,800	1,405,800
			Equifax, Inc.	2,500	94,975
Biogen Idec, Inc.*	5,800	303,108
			First Data Corp.	13,200	333,300
Celgene Corp.*	5,600	312,088
			Fiserv, Inc.*	2,800	143,108
Genzyme Corp.*	4,600	296,240
			H&R Block, Inc.	5,200	124,800
Gilead Sciences, Inc.*	8,000	527,360
			Monster Worldwide, Inc.*	2,200	96,030
Medimmune, Inc.*	4,100	134,029
			Paychex, Inc.	5,700	224,637
		2,978,625
			Pitney Bowes, Inc.	3,900	179,751
Building products—0.15%
American Standard Cos., Inc.	2,900	129,949	Robert Half International, Inc.	2,900	111,911

Masco Corp.	6,700	192,223	Sabre Holdings Corp.	2,200	60,346

		322,172	Waste Management, Inc.	9,200	336,812

Chemicals—1.42%					2,647,281
Air Products & Chemicals, Inc.	3,700	255,818
			Communications equipment—2.68%
Dow Chemical Co.	16,100	644,161	ADC Telecommunications, Inc.*	2,385	32,889

Eastman Chemical Co.	1,600	95,008	Avaya, Inc.*	7,900	100,962

Ecolab, Inc.	3,200	141,920	CIENA Corp.*	1,300	32,683

E.I. du Pont de Nemours & Co.	15,400	722,722	Cisco Systems, Inc.*	103,800	2,790,144

International Flavors & Fragrances, Inc.	1,100	51,821	Comverse Technology, Inc.*	3,600	70,272

Monsanto Co.	9,200	442,244	Corning, Inc.*	26,700	575,652

PPG Industries, Inc.	2,900	186,470	Juniper Networks, Inc.*	10,100	215,029

Praxair, Inc.	5,500	343,200	Motorola, Inc.	41,400	917,838

Rohm & Haas Co.	2,600	135,772	Qualcomm, Inc.	27,700	1,013,543

Sigma-Aldrich Corp.	1,000	76,110	Tellabs, Inc.*	8,000	80,320

		3,095,246			5,829,332

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Computers & peripherals—3.71%
Apple Computer, Inc.*	14,300	$1,311,024

Dell, Inc.*	38,400	1,046,016

EMC Corp.*	38,700	507,357

Hewlett-Packard Co.	46,500	1,834,890

International Business Machines Corp.	26,100	2,399,112

Lexmark International, Inc.*	1,700	117,266

NCR Corp.*	2,900	124,439

Network Appliance, Inc.*	6,200	243,102

SanDisk Corp.*	3,500	155,400

Sun Microsystems, Inc.*	60,000	325,200

		8,063,806

Construction & engineering—0.06%
Fluor Corp.	1,600	139,328

Construction materials—0.07%
Vulcan Materials Co.	1,800	159,696

Containers & packaging—0.16%
Ball Corp.	2,000	85,520

Pactiv Corp.*	2,300	79,235

Sealed Air Corp.	1,500	89,265

Temple-Inland, Inc.	2,200	86,020

		340,040

Diversified financials—8.97%
American Express Co.	21,000	1,233,120

Ameriprise Financial, Inc.	4,260	230,466

Bear Stearns Cos., Inc.	2,000	304,960

Capital One Financial Corp.	5,300	412,764

Charles Schwab Corp.	18,100	331,954

Chicago Mercantile Exchange Holdings, Inc.	600	321,360

CIT Group, Inc.	3,300	171,633

Citigroup, Inc.	84,200	4,175,478

Countrywide Financial Corp.	10,400	413,088

	Number of
Security description	shares	Value

Diversified financials—(concluded)
E*TRADE Financial Corp.*	7,100	$170,897

Federal Home Loan Mortgage Corp.	11,900	799,204

Federal National Mortgage Association[1]	16,500	940,995

Fidelity National Information Services, Inc.	2,700	107,730

Franklin Resources, Inc.	2,700	288,198

Goldman Sachs Group, Inc.	7,400	1,441,520

Janus Capital Group, Inc.	3,300	66,858

J.P. Morgan Chase & Co.[1]	59,200	2,739,776

Legg Mason, Inc.	2,300	219,328

Lehman Brothers Holdings, Inc.	9,300	685,131

Merrill Lynch & Co., Inc.	15,300	1,337,679

Moody’s Corp.	4,200	291,816

Morgan Stanley & Co., Inc.[1]	18,400	1,401,344

Principal Financial Group, Inc.	4,600	265,650

SLM Corp.	6,900	316,296

State Street Corp.	5,700	354,141

T. Rowe Price Group, Inc.	4,500	194,985

Western Union Co.*	13,200	300,960

		19,517,331

Diversified telecommunication services—3.39%
ALLTEL Corp.[1]	6,500	368,810

AT&T, Inc.	65,770	2,230,261

BellSouth Corp.	30,600	1,364,454

CenturyTel, Inc.	1,900	80,845

Citizens Communications Co.	6,000	85,020

Embarq Corp.	2,694	138,620

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Diversified telecommunication services—(concluded)			Electric utilities—(concluded)
JDS Uniphase Corp.*	3,975	$73,458	Xcel Energy, Inc.	6,900	$158,424

Qwest Communications International, Inc.*	28,100	216,089			5,919,604

Sprint Corp.[1]	50,999	994,990	Electrical equipment—0.51%
			American Power Conversion Corp.	3,200	97,120
Verizon Communications[1]	48,900	1,708,566
			Cooper Industries Ltd., Class A	1,400	128,016
Windstream Corp.	8,634	120,358
			Emerson Electric Co.	7,100	615,570
		7,381,471
			Molex, Inc.	2,300	73,600
Electric utilities—2.72%
Allegheny Energy, Inc.*	2,800	124,208	Rockwell Automation, Inc.	3,000	195,240

Ameren Corp.[1]	3,500	191,485			1,109,546

American Electric Power Co., Inc.	6,300	261,513	Electronic equipment & instruments—0.45%
			Agilent Technologies, Inc.*	7,100	226,064
CMS Energy Corp.*	4,300	69,703
			Jabil Circuit, Inc.	3,400	96,424
Consolidated Edison, Inc.	4,300	207,346
			PerkinElmer, Inc.	2,700	58,509
Constellation Energy Group, Inc.	3,100	212,691
			Sanmina-SCI Corp.*	11,000	40,700
Dominion Resources, Inc.	5,900	476,366
			Solectron Corp.*	14,900	49,617
DTE Energy Co.	2,800	131,852
			Symbol Technologies, Inc.	3,700	54,834
Edison International, Inc.	5,600	257,488
			Tektronix, Inc.	1,800	55,008
Entergy Corp.	3,600	328,752
			Thermo Electron Corp.*	7,100	311,193
Exelon Corp.	11,300	686,249
			Waters Corp.*	1,600	80,064
FirstEnergy Corp.	5,800	347,072
					972,413
FPL Group, Inc.	7,100	378,430
			Energy equipment & services—1.83%
PG&E Corp.	6,200	284,766	Baker Hughes, Inc.[1]	5,600	411,208

Pinnacle West Capital Corp.	1,600	78,944	BJ Services Co.	5,100	172,227

PPL Corp.	6,400	232,640	Halliburton Co.	17,400	587,076

Progress Energy, Inc.[1,2]	5,400	219,742	Nabors Industries, Inc.*	5,200	175,552

Public Service Enterprise Group, Inc.	4,400	295,768	National-Oilwell Varco, Inc.*	3,000	199,530

Southern Co.	12,500	453,125	Noble Corp.[1]	2,500	193,125

TECO Energy, Inc.	4,100	69,659	Rowan Cos., Inc.	1,900	68,438

TXU Corp.	7,900	453,381	Schlumberger Ltd.	20,000	1,369,600

			Smith International, Inc.	3,300	139,788

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Energy equipment & services—(concluded)			Gas utilities—(concluded)
Transocean Sedco Forex, Inc.*	5,200	$405,340	Sempra Energy	4,400	$239,800

Weatherford International Ltd.*	5,700	255,987			692,164

		3,977,871	Health care equipment & supplies—1.61%
			Applera Corp.- Applied Biosystems Group	3,100	112,964
Food & drug retailing—1.03%
CVS Corp.	14,000	402,780	Bausch & Lomb, Inc.	1,100	53,262

Kroger Co.	12,400	266,104	Baxter International, Inc.	10,900	487,666

Safeway, Inc.	7,700	237,237	Becton, Dickinson and Co.	4,300	308,396

SUPERVALU, Inc.	3,537	121,178	Biomet, Inc.	4,100	155,021

Sysco Corp.	10,800	387,180	Boston Scientific Corp.*	20,015	316,637

Walgreen Co.	17,300	700,477	C.R. Bard, Inc.	1,700	139,893

Whole Foods Market, Inc.	2,400	117,120	Medtronic, Inc.	19,400	1,011,322

		2,232,076	Millipore Corp.*	800	54,728

Food products—1.10%			Patterson Cos, Inc.*	2,600	96,486
Archer-Daniels-Midland Co.	11,200	393,120
			St. Jude Medical, Inc.*	5,700	212,439
Campbell Soup Co.	3,800	144,666
			Stryker Corp.	5,000	259,300
ConAgra Foods, Inc.	8,600	221,020
			Zimmer Holdings, Inc.*	4,000	291,840
Dean Foods Co.*	2,200	94,204
					3,499,954
General Mills, Inc.	6,100	341,295
			Health care providers & services—2.19%
Heinz, H.J. & Co.	5,700	253,365	Aetna, Inc.	9,500	392,445

Kellogg Co.	4,100	204,098	AmerisourceBergen Corp.	3,500	160,965

McCormick & Co., Inc.	2,400	92,928	Cardinal Health, Inc.	6,900	445,878

Sara Lee Corp.	12,500	207,250	Caremark Rx, Inc.	7,200	340,560

The Hershey Co.	3,000	158,910	CIGNA Corp.	1,800	226,890

Tyson Foods, Inc., Class A	4,900	77,861	Coventry Health Care, Inc.*	2,900	139,577

Wm. Wrigley Jr. Co.	3,725	195,339	Express Scripts, Inc.*	2,300	156,860

		2,384,056	Health Management Associates, Inc., Class A	4,400	90,200

Gas utilities—0.32%			Humana, Inc.*	2,900	156,890
KeySpan Corp.	3,100	127,193
			IMS Health, Inc.	3,300	90,651
Kinder Morgan, Inc.	1,900	199,405
			Laboratory Corp. of America Holdings*	2,100	148,680
NiSource, Inc.	5,100	125,766
			Manor Care, Inc.	1,200	57,024

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Health care providers & services—(concluded)			Household durables—(concluded)
McKesson Corp.	5,000	$247,000	Lennar Corp., Class A1	2,500	$131,250

Quest Diagnostics, Inc.	2,800	148,876	Newell Rubbermaid, Inc.	4,700	133,903

Tenet Healthcare Corp.[1]*	8,000	56,720	Pulte Homes, Inc.[1]	3,400	114,716

UnitedHealth Group, Inc.	22,800	1,119,024	Stanley Works	1,200	61,224

WellPoint, Inc.*	10,500	794,535	Whirlpool Corp.	1,300	110,890

		4,772,775			1,343,593

Hotels, restaurants & leisure—1.61%			Household products—2.14%
Carnival Corp.	7,600	372,324	Clorox Co.	2,700	172,800

Darden Restaurants, Inc.[1]	2,700	108,405	Colgate-Palmolive Co.	8,700	565,935

Harrah’s Entertainment, Inc.	3,200	251,840	Kimberly Clark Corp.	7,900	525,113

Hilton Hotels Corp.	6,500	213,395	Procter & Gamble Co.	53,952	3,387,646

International Game Technology	5,900	258,302			4,651,494

Marriott International, Inc., Class A	5,600	252,840	Industrial conglomerates—3.99%
			3M Co.	12,800	1,042,688
McDonald’s Corp.	20,900	877,173
			General Electric Co.	176,000	6,209,280
Starbucks Corp.[1]*	13,000	458,770
			Reynolds American, Inc.	2,900	186,296
Starwood Hotels & Resorts Worldwide, Inc., Class B	3,800	243,846
			Textron, Inc.	2,200	214,390
Wendy’s International, Inc.	1,800	58,626
			Tyco International Ltd.	33,900	1,026,831
Wyndham Worldwide Corp*	3,540	112,360
					8,679,485
Yum! Brands, Inc.	4,700	287,593
			Insurance—4.64%
		3,495,474	ACE Ltd.	5,600	318,304

Household durables—0.62%			AFLAC, Inc.	8,700	384,018
Black & Decker Corp.	1,200	103,056
			Allstate Corp.	10,800	685,584
Centex Corp.	1,900	105,146
			Ambac Financial Group, Inc.	1,800	154,152
D.R. Horton, Inc.[1]	4,200	111,888
			American International Group, Inc.	44,300	3,115,176
Fortune Brands, Inc.	2,600	210,340
			AON Corp.	5,300	189,104
Harman International Industries, Inc.	1,200	124,608
			Chubb Corp.	7,100	367,496
KB HOME	1,400	72,366
			Cincinnati Financial Corp.	2,965	131,290
Leggett & Platt, Inc.	2,700	64,206
			Genworth Financial, Inc., Class A	7,300	239,440

			Hartford Financial Services Group, Inc.	5,200	445,952

			Lincoln National Corp.	4,845	308,094

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of		Number of
Security description	shares	Value	Security description	shares	Value

Insurance—(concluded)			Leisure equipment & products—0.33%
Loews Corp.	7,500	$299,400	Brunswick Corp.	1,600	$51,792

Marsh & McLennan Cos., Inc.	9,500	298,490	Eastman Kodak Co.	4,400	114,488

MBIA, Inc.[1]	2,300	160,195	Harley-Davidson, Inc.	4,400	324,588

Metlife, Inc.	12,800	751,744	Hasbro, Inc.	3,100	82,925

MGIC Investment Corp.	1,500	86,940	Mattel, Inc.	6,800	149,260

Progressive Corp.	13,200	297,660			723,053

Prudential Financial, Inc.	8,500	692,580	Machinery—1.45%
			Caterpillar, Inc.	11,200	694,736
SAFECO Corp.	2,000	121,140
			Cummins, Inc.	800	95,936
St. Paul Cos., Inc.	12,100	626,901
			Danaher Corp.	4,100	299,792
Torchmark Corp.	1,600	101,152
			Deere & Co.	4,000	384,000
UnumProvident Corp.	5,500	112,640
			Dover Corp.	3,600	181,080
XL Capital Ltd., Class A	3,000	213,360
			Eaton Corp.	2,500	192,700
		10,100,812
			Illinois Tool Works, Inc.	7,400	349,280
Internet & catalog retail—0.40%
Amazon.com, Inc.*	5,600	225,904	Ingersoll Rand Co., Class A	5,500	214,555

eBay, Inc.*	20,000	647,000	ITT Industries, Inc.	3,200	172,640

		872,904	Navistar International Corp.*	1,000	31,990

Internet software & services—1.18%			PACCAR, Inc.	4,350	284,055
Google, Inc., Class A*	3,600	1,745,712
			Pall Corp.	2,400	75,336
IAC/InterActive Corp*	3,900	142,389
			Parker-Hannifin Corp.	2,000	166,960
VeriSign, Inc.*	3,800	99,218
					3,143,060
Yahoo!, Inc.*	21,300	574,887
			Media—3.44%
		2,562,206	CBS Corp., Class B	13,200	392,700

IT consulting & services—0.32%			Clear Channel Communications, Inc.	8,400	295,344
Affiliated Computer Services, Inc.*	1,900	96,045
			Comcast Corp., Class A*	35,800	1,448,468
Cognizant Technology Solutions Corp., Class A*	2,000	163,120
			E.W. Scripps Co., Class A	1,400	68,404
Computer Sciences Corp.[1]*	2,800	146,160
			Gannett Co., Inc.	4,200	249,984
Electronic Data Systems Corp.	8,800	238,832
			Interpublic Group Cos., Inc.*	8,600	102,942
Unisys Corp.*	7,300	52,633
			McGraw-Hill Cos., Inc.	6,200	413,230
		696,790
			New York Times Co., Class A	3,100	74,834

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Media—(concluded)			Multi-line retail—(concluded)
News Corp., Class A	40,100	$826,060	Target Corp.	14,700	$853,923

Omnicom Group, Inc.	3,000	306,480	Wal-Mart Stores, Inc.	41,900	1,931,590

Time Warner, Inc.	69,900	1,407,786			4,901,179

Tribune Co.	3,700	117,660	Multi-utilities—0.63%
			AES Corp.*	11,400	266,418
Univision Communications, Inc., Class A*	4,300	153,037
			Centerpoint Energy, Inc.	6,000	98,100
Viacom Inc., Class B*	12,000	450,120
			Duke Energy Corp.	20,892	662,694
Walt Disney Co.	35,800	1,183,190
			Questar Corp.	800	69,016
		7,490,239
			Williams Cos., Inc.	10,100	280,376
Metals & mining—1.10%
Alcoa, Inc.	14,900	464,433			1,376,604

Allegheny Technologies, Inc.	1,800	161,370	Office electronics—0.12%
			Xerox Corp.*	16,000	264,000
Consol Energy, Inc.	3,000	110,130
			Oil & gas—7.91%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,400	213,758	Anadarko Petroleum Corp.	7,700	380,072

Newmont Mining Corp.	7,400	347,134	Apache Corp.	5,800	405,594

Nucor Corp.	5,400	323,190	Ashland, Inc.	1,100	74,371

Peabody Energy Corp.	4,200	193,242	Chesapeake Energy Corp.	6,600	224,598

Phelps Dodge Corp.	3,500	430,500	Chevron Corp.	37,363	2,702,092

United States Steel Corp.	2,000	149,580	ConocoPhillips, Inc.	28,021	1,885,813

		2,393,337	Devon Energy Corp.	7,600	557,612

Multi-line retail—2.25%			El Paso Corp.	12,600	183,960
Costco Wholesale Corp.	8,100	423,306
			EOG Resources, Inc.	4,300	303,279
Dollar General Corp.	6,000	93,240
			Exxon Mobil Corp.	100,900	7,750,129
Family Dollar Stores, Inc.	2,900	80,881
			Hess Corp.	4,100	206,107
Federated Department Stores, Inc.	9,312	391,942
			Marathon Oil Corp.	6,030	569,112
J.C. Penney Co., Inc. (Holding Co.)	4,100	317,094
			Murphy Oil Corp.[1]	3,000	162,840
Kohl’s Corp.[1]*	5,500	382,800
			Occidental Petroleum Corp.	14,800	745,032
Nordstrom, Inc.	3,600	176,472
			Sunoco, Inc.	2,200	149,952
Sears Holdings Corp.*	1,458	249,931
			Valero Energy Corp.	10,600	583,742

			XTO Energy, Inc.	6,433	325,510

					17,209,815

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(continued)

	Number of			Number of
Security description	shares	Value	Security description	shares	Value

Paper & forest products—0.29%			Real estate—(concluded)
International Paper Co.	8,000	$264,800	Boston Properties, Inc.[1]	1,900	$222,395

MeadWestvaco Corp.	3,200	94,400	CB Richard Ellis Group, Inc., Class A*	2,900	95,497

Weyerhaeuser Co.	4,300	278,124	Equity Office Properties Trust	6,200	298,840

		637,324	Equity Residential Properties Trust[1]	5,200	276,952

Personal products—0.15%			Kimco Realty Corp.	3,800	176,244
Avon Products, Inc.	7,400	241,536
			Plum Creek Timber Co., Inc.	3,000	111,780
Estee Lauder Cos., Inc., Class A	1,900	78,451
			ProLogis	4,200	273,714
		319,987
			Public Storage, Inc.	2,000	192,560
Pharmaceuticals—6.48%
Abbott Laboratories	25,900	1,208,494	Realogy Corp.*	4,425	115,448

Allergan, Inc.	2,600	303,108	Simon Property Group, Inc.	3,700	377,326

Barr Pharmaceuticals, Inc.*	1,700	86,836	Vornado Realty Trust	2,000	252,220

Bristol-Myers Squibb Co.	33,400	829,322			2,706,892

Eli Lilly & Co.	16,600	889,594	Road & rail—0.68%
			Burlington Northern Santa Fe, Inc.	6,300	473,508
Forest Laboratories, Inc.*	5,300	258,110
			CSX Corp.	7,600	272,536
Hospira, Inc.*	2,900	95,120
			Norfolk Southern Corp.	6,800	334,900
Johnson & Johnson	49,600	3,269,136
			Union Pacific Corp.	4,400	398,288
King Pharmaceuticals, Inc.*	4,300	71,079
					1,479,232
Medco Health Solutions, Inc.*	5,000	251,050
			Semiconductor equipment & products—2.65%
Merck & Co., Inc.	37,100	1,651,321	Advanced Micro Devices, Inc.*	7,900	170,403

Mylan Laboratories, Inc.	3,400	68,986	Altera Corp.*	5,700	113,373

Pfizer, Inc.[1]	124,100	3,411,509	Analog Devices, Inc.	6,300	204,876

Schering-Plough Corp.	25,300	556,853	Applied Materials, Inc.[1]	23,500	422,530

Watson Pharmaceuticals, Inc.*	1,900	48,773	Broadcom Corp., Class A*	8,050	264,282

Wyeth	22,700	1,095,956	Freescale Semiconductor, Inc., Class B*	6,886	274,958

		14,095,247	Intel Corp.	97,600	2,083,760

Real estate—1.24%			KLA-Tencor Corp.	3,300	170,511
Apartment Investment & Management Co., Class A	1,700	97,988

Archstone-Smith Trust	3,600	215,928

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Common stocks—(concluded)

	Number of				Number of
Security description	shares		Value	Security description	shares	Value

Semiconductor equipment & products—(concluded)				Specialty retail—(concluded)
Linear Technology Corp.	5,200		$167,128	Bed, Bath & Beyond, Inc.*	4,700	$182,125

LSI Logic Corp.*	6,800		72,488	Best Buy Co., Inc.	6,800	373,796

Maxim Integrated Products, Inc.	5,100		160,548	Circuit City Stores-Circuit City Group	2,200	54,912

Micron Technology, Inc.[1]*	12,600		183,960	Gap, Inc.	9,500	177,840

National Semiconductor Corp.	5,100		123,369	Home Depot, Inc.	34,900	1,325,153

Novellus Systems, Inc.*	2,400		74,928	Limited Brands	5,800	183,802

NVIDIA Corp.*	6,200		229,338	Lowe’s Cos., Inc.	26,100	787,176

PMC-Sierra, Inc.*	3,900		29,679	Office Depot, Inc.*	4,900	185,514

QLogic Corp.*	2,800		62,300	OfficeMax, Inc.	1,400	65,898

Teradyne, Inc.*	2,600		38,740	RadioShack Corp.	2,600	45,578

Texas Instruments, Inc.	26,200		774,210	Sherwin-Williams Co.	2,100	131,355

Verigy Ltd.*	0	[3]	5	Staples, Inc.	12,200	310,734

Xilinx, Inc.	5,600		150,080	Tiffany & Co.	2,200	84,546

			5,771,466	TJX Cos., Inc.	7,700	211,134

Software—3.44%						4,263,542
Adobe Systems, Inc.*	9,700		389,261
				Textiles & apparel—0.40%
Autodesk, Inc.*	4,400		181,192	Coach, Inc.*	6,600	285,186

BMC Software, Inc.*	3,900		126,984	Jones Apparel Group, Inc.	2,300	77,280

CA, Inc.	7,600		164,920	Liz Claiborne, Inc.	1,900	81,225

Citrix Systems, Inc.*	3,400		97,716	Nike, Inc., Class B	3,200	316,640

Compuware Corp.*	5,300		44,467	V.F. Corp.	1,300	101,907

Electronic Arts, Inc.*	5,300		296,005			862,238

Intuit, Inc.*	5,700		179,436	Tobacco—1.45%
				Altria Group, Inc.	35,500	2,989,455
Microsoft Corp.[1]	146,712		4,303,063
				UST, Inc.	2,900	162,342
Novell, Inc.*	4,700		29,516
						3,151,797
Oracle Corp.*	68,800		1,309,264
				Trading companies & distributors—0.12%
Symantec Corp.[1]*	17,106		362,647	Genuine Parts Co.	3,200	150,048

			7,484,471	W.W. Grainger, Inc.	1,500	108,540

Specialty retail—1.96%						258,588
AutoNation, Inc.*	2,576		53,091
				Total common stocks (cost—$159,162,916)		214,605,918
AutoZone, Inc.*	800		90,888

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Short-term US government obligation[4]—0.07%

$150	US Treasury Bills (cost—$149,278)	01/04/07	5.095%[5]	$149,278

Repurchase agreement—1.23%

2,677	Repurchase agreement dated 11/30/06 with State Street Bank & Trust Co., collateralized by $2,730,554 US Treasury Notes, 4.500% due 11/30/11; (value—-$2,730,554); proceeds: $2,677,366 (cost—$2,677,000)	12/01/06	4.920	2,677,000

Number of
shares
(000)

Investments of cash collateral from securities loaned—3.90%

Money market funds[6]—0.68%

0 [7]	AIM Liquid Assets Money Market Portfolio		5.210	11

2	AIM Prime Money Market Portfolio		5.199	2,154

1,486	UBS Private Money Market Fund LLC[8]		5.220	1,485,957

Total money market funds (cost—$1,488,122)				1,488,122

Principal
amount
(000)

Repurchase agreement—3.22%

$7,000	Repurchase agreement dated 11/30/06 with Merrill Lynch & Co., Inc., collateralized by $6,820,000 US Treasury Notes, 5.125% due 05/15/16; (value—$7,142,201); proceeds; $7,001,031 (cost—$7,000,000)	12/01/06	5.300	7,000,000

Total investments of cash collateral from securities loaned (cost—$8,488,122)				8,488,122

Total investments (cost—$170,477,316)—103.86%				225,920,318

Liabilities in excess of other assets—(3.86)%				(8,401,653)

Net assets—100.00%				$217,518,665

*	Non-income producing security.
1	Security, or portion thereof, was on loan at November 30, 2006.
2	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.
3	Amount represents less than one share.

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2006 (unaudited)

4	Entire amount delivered to broker as collateral for futures transactions.
5	Interest rate shown is the discount rate at date of purchase.
6	Rates shown reflect yield at November 30, 2006.
7	Amount represents less than 500 shares.
8	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended November 30, 2006.

Net income
earned from
		Purchases	Sales		affiliate
		during the	during the		for the
		six months	six months		six months
	Value at	ended	ended	Value at	ended
Security description	05/31/06	11/30/06	11/30/06	11/30/06	11/30/06

UBS Private Money Market Fund LLC	$870,468	$24,947,944	$24,332,455	$1,485,957	$427

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost	value	appreciation

9	S&P 500 Index Futures	December 2006	$3,120,470	$3,156,525	$36,055

Issuer breakdown by country	Percentage of portfolio assets

United States	97.9%

Bermuda	0.8

Netherlands Antilles	0.6

Cayman Islands	0.5

Panama	0.2

Total	100.0%

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2006 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost–$168,991,359)*	$224,434,361

Investment in affiliated security, at value (cost–$1,485,957)	1,485,957

Total investments in securities, at value (cost–$170,477,316)		225,920,318

Cash		820

Receivable for investments sold		292,786

Receivable for shares of beneficial interest sold		26,443

Receivable for dividends and interest		476,224

Receivable for variation margin		1,575

Other assets		22,541

Total assets		226,740,707

Liabilities:
Payable for cash collateral from securities loaned		8,488,122

Payable for shares of beneficial interest repurchased		245,618

Payable for investments purchased		211,405

Payable to affiliates		86,696

Accrued expenses and other liabilities		190,201

Total liabilities		9,222,042

Net assets:
Shares of beneficial interest–$0.001 par value per share (unlimited amount authorized)		191,339,210

Accumulated undistributed net investment income		2,322,964

Accumulated net realized loss from investment activities and futures		(31,622,566)

Net unrealized appreciation of investments and futures		55,479,057

Net assets		$217,518,665

*  Includes $10,737,676 of investments in securities on loan, at value.

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2006 (unaudited)

Class A:
Net assets	$141,466,375

Shares outstanding	8,621,254

Net asset value per share	$16.41

Maximum offering price per share (net asset value plus sales charge of 2.50%)	$16.83

Class B:
Net assets	$4,943,465

Shares outstanding	304,855

Net asset value and offering price per share	$16.22

Class C:
Net assets	$31,315,522

Shares outstanding	1,936,605

Net asset value and offering price per share	$16.17

Class C-2:
Net assets	$4,885,797

Shares outstanding	301,770

Net asset value and offering price per share	$16.19

Class Y:
Net assets	$34,907,506

Shares outstanding	2,113,784

Net asset value, offering price and redemption value per share	$16.51

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of operations

For the six
months ended
November 30, 2006
(unaudited)

Investment income:
Dividends	$2,011,760

Interest	25,336

Net securities lending income (includes $427 earned from an affiliated entity)	1,472

2,038,568

Expenses:
Investment advisory and administration fees	208,078

Service fees–Class A	169,977

Service and distribution fees–Class B	17,969

Service and distribution fees–Class C	151,078

Service and distribution fees–Class C-2	16,243

Transfer agency and related service fees–Class A	94,204

Transfer agency and related service fees–Class B	4,692

Transfer agency and related service fees–Class C	14,070

Transfer agency and related service fees–Class C-2	3,052

Transfer agency and related service fees–Class Y	28,929

Professional fees	48,401

Custody and accounting fees	41,786

State registration fees	37,546

Reports and notices to shareholders	25,906

Licensing fees	10,405

Trustees’ fees	9,616

Insurance expense	5,847

Interest expense	4,241

Other expenses	11,674

903,714

Less: Expense reimbursements by advisor	(75,858)

Net expenses	827,856

Net investment income	1,210,712

Net realized and unrealized gains from investment activities:
Net realized gains from:

Investments	3,320,954

Futures	57,480

Net change in unrealized appreciation/depreciation of:

Investments	16,796,985

Futures	50,035

Net realized and unrealized gain from investment activities	20,225,454

Net increase in net assets resulting from operations	$21,436,166

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of changes in net assets

	For the six
	months ended	For the
	November 30, 2006	year ended
	(unaudited)	May 31, 2006

From operations:
Net investment income	$1,210,712	$2,486,735

Net realized gains from investment activities and futures	3,378,434	6,517,247

Net change in unrealized appreciation/depreciation of investments and futures	16,847,020	8,013,867

Net increase in net assets resulting from operations	21,436,166	17,017,849

Dividends to shareholders from:
Net investment income–Class A	–	(1,771,131)

Net investment income–Class B	–	(56,973)

Net investment income–Class C	–	(123,086)

Net investment income–Class C-2	–	(42,243)

Net investment income–Class Y	–	(399,625)

	–	(2,393,058)

From beneficial interest transactions:
Net proceeds from the sale of shares	17,180,092	37,030,224

Cost of shares repurchased	(30,888,661)	(66,371,598)

Proceeds from dividends reinvested	–	2,351,514

Net decrease in net assets from beneficial interest transactions	(13,708,569)	(26,989,860)

Net increase (decrease) in net assets	7,727,597	(12,365,069)

Net assets:
Beginning of period	209,791,068	222,156,137

End of period	$217,518,665	$209,791,068

Accumulated undistributed net investment income	$2,322,964	$1,112,252

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS S&P 500 Index Fund (the “Fund”) is a series of UBS Index Trust (the “Trust”), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Futures contracts—The Fund may use futures in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may purchase or sell futures contracts or purchase options thereon to increase or reduce its

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains. Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Investment advisor and administrator
The Board has approved an Investment advisory and administration contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. At November 30, 2006, the Fund owed UBS Global AM $35,414 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual ordinary operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively, through September 30, 2007. The Fund will reimburse UBS Global AM for any such payments during the following three-year period to the extent that operating expenses are otherwise below the expense caps. At November 30, 2006, UBS Global AM owed the Fund $8,714 for expense reimbursements under the above agreement. For the six months ended November 30, 2006, the Fund reimbursed expenses of $75,858.

At November 30, 2006, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Expense reimbursements	Expires	Expires	Expires	Expires
subject to repayment	May 31, 2007	May 31, 2008	May 31, 2009	May 31, 2010

Class A	$159,802	$131,391	$180,839	$48,973

Class B	6,827	9,281	6,119	2,820

Class C	29,556	14,544	7,351	4,062

Class C-2	4,187	5,863	2,981	1,390

Class Y	721	—	60,706	18,613

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended November 30, 2006, the Fund paid brokerage commissions to Morgan Stanley in the amount of $1,219.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. There is no service or distribution

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

plan with respect to the Fund’s Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At November 30, 2006, the Fund owed UBS Global AM—US $59,673 in service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM—US has informed the Fund that for the six months ended November 30, 2006, it earned $22,915, $931, $174 and $2,224 in initial sales and deferred sales charges on Class A, Class B, Class C, and Class C-2 shares, respectively.

Transfer agency and related services fees
UBS Financial Services Inc., an indirect wholly owed subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended November 30, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $17,182 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended November 30, 2006, UBS Securities LLC earned $1,260 in compensation as the Fund’s lending agent. At November 30, 2006, the Fund owed UBS Securities LLC $323 in compensation as the Fund’s lending agent.

At November 30, 2006, the Fund had securities on loan having a market value of $10,737,676. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $8,488,122. In addition, the Fund held a US government security having an aggregate value of $2,568,219 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$2,578	US Treasury Inflation Index Notes	01/15/16	2.000%	$2,568,219

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. During the six months ended November 30, 2006, the Fund had an average daily amount of borrowing of $1,385,517 for 19 days with a related weighted average annualized interest rate of 5.80%, which resulted in $4,241 of interest expense.

Purchases and sales of securities
For the six months ended November 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $2,702,329 and $16,911,524, respectively.

For the six months ended November 30, 2006, aggregate purchases and sales of US Government securities, excluding short-term securities, were $19,317 and $102,932, respectively.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2006 was ordinary income.

The tax character of distributions paid to shareholders and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending May 31, 2007.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at November 30, 2006 were as follows:

Tax cost of investments	$170,477,316

Gross unrealized appreciation	60,358,562

Gross unrealized depreciation	(4,915,560)

Net unrealized appreciation	$55,443,002

At May 31, 2006, the Fund had a net capital loss carryforward of $15,301,385. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $8,507,382 in 2010 and $6,794,003 in 2011. The capital loss carryforward includes $15,033,887 of capital losses from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $3,872,005 of the capital loss carryforward to offset current year realized gains.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended
November 30, 2006:	Shares	Amount	Shares	Amount

Shares sold	888,212	$13,724,726	917	$14,328

Shares repurchased	(1,750,587)	(26,504,092)	(45,599)	(684,932)

Shares converted from Class B to Class A	111,711	1,693,777	(112,910)	(1,693,777)

Net decrease	(750,664)	$(11,085,589)	(157,592)	$(2,364,381)

	Class C		Class C-2

For the six months ended
November 30, 2006:	Shares	Amount	Shares	Amount

Shares sold	35,938	$539,031	233	$3,500

Shares repurchased	(148,053)	(2,232,281)	(45,361)	(697,137)

Net decrease	(112,115)	$(1,693,250)	(45,128)	$(693,637)

	Class Y

For the six months ended
November 30, 2006:	Shares	Amount

Shares sold	186,522	$2,898,507

Shares repurchased	(50,495)	(770,219)

Net increase	136,027	$2,128,288

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

	Class A		Class B

For the year ended
May 31, 2006:	Shares	Amount	Shares	Amount

Shares sold	1,962,643	$28,589,450	25,485	$359,694

Shares repurchased	(3,367,945)	(49,220,579)	(186,351)	(2,658,665)

Shares converted from Class B to Class A	319,968	4,662,140	(323,740)	(4,662,140)

Dividends reinvested	119,163	1,749,307	3,359	48,909

Net decrease	(966,171)	$(14,219,682)	(481,247)	$(6,912,202)

	Class C		Class C-2

For the year ended
May 31, 2006:	Shares	Amount	Shares	Amount

Shares sold	116,900	$1,668,239	832	$12,201

Shares repurchased	(705,344)	(10,149,235)	(81,148)	(1,161,068)

Dividends reinvested	7,979	116,259	2,712	39,434

Net decrease	(580,465)	$(8,364,737)	(77,604)	$(1,109,433)

	Class Y

For the year ended
May 31, 2006:	Shares	Amount

Shares sold	436,378	$6,400,640

Shares repurchased	(215,932)	(3,182,051)

Dividends reinvested	26,975	397,605

Net increase	247,421	$3,616,194

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	November 30, 2006
	(unaudited)

Net asset value, beginning of period	$14.79

Net investment income	0.10	*

Net realized and unrealized gains (losses) from investment activitites	1.52

Net increase (decrease) from operations	1.62

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$16.41

Total investment return[1]	10.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,466

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.70	%**

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.78	%**††

Net investment income to average net assets	1.25	%**††

Portfolio turnover	1%

*	Calculated using the average month-end shares outstanding for the period.
**	Annualized.
††	Includes interest expense of less than 0.01%.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.

UBS S&P 500 Index Fund

Class A

For the years ended May 31,

2006	2005	2004	2003	2002

$13.86	$13.04	$11.19	$12.37	$14.90

0.18 *	0.19 *	0.13 *	0.12 *	0.10 *

0.93	0.81	1.82	(1.20)	(2.22)

1.11	1.00	1.95	(1.08)	(2.12)

(0.18)	(0.18)	(0.10)	(0.10)	(0.08)

—	—	—	—	(0.33)

(0.18)	(0.18)	(0.10)	(0.10)	(0.41)

$14.79	$13.86	$13.04	$11.19	$12.37

7.99%	7.62%	17.48%	(8.70)%	(14.37)%

$138,585	$143,288	$140,491	$79,638	$59,485

0.70%	0.70%	0.70%	0.67%	0.60%

0.82%	0.79%	0.84%	0.84%	0.82%

1.23%	1.41%	1.02%	1.14%	0.78%

4%	7%	16%	10%	12%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	November 30, 2006
	(unaudited)

Net asset value, beginning of period	$14.64

Net investment income	0.06	*

Net realized and unrealized gains from investment activitites	1.52

Net increase from operations	1.58

Dividends from net investment income	—

Net asset value, end of period	$16.22

Total investment return[1]	10.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,943

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%**

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.21	%**††

Net investment income to average net assets	0.81	%**††

Portfolio turnover	1%

*	Calculated using the average month-end shares outstanding for the period.
**	Annualized.
†	Commencement of issuance of shares.
††	Includes interest expense of less than 0.01%.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.

UBS S&P 500 Index Fund

Class B

		For the period
For the years ended May 31,		November 7, 2003†
		through
2006	2005	May 31, 2004

$13.70	$12.89	$12.12

0.11 *	0.13 *	0.04 *

0.91	0.80	0.77

1.02	0.93	0.81

(0.08)	(0.12)	(0.04)

$14.64	$13.70	$12.89

7.48%	7.18%	6.70%

$6,771	$12,924	$18,595

1.10%	1.10%	1.10%**

1.16%	1.15%	1.18%**

0.80%	1.01%	0.59%**

4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	November 30, 2006
	(unaudited)

Net asset value, beginning of period	$14.63

Net investment income	0.04	*

Net realized and unrealized gains (losses) from investment activitites	1.50

Net increase (decrease) from operations	1.54

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$16.17

Total investment return[1]	10.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,316

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.45	%**

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.48	%**††

Net investment income to average net assets	0.51	%**††

Portfolio turnover	1%

*	Calculated using the average month-end shares outstanding for the period.
**	Annualized.
#	Amount earned represents less than $0.005 per share.
‡	Amount of dividend paid represents less than $0.005 per share.
††	Includes interest expense of less than 0.01%.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.

UBS S&P 500 Index Fund

Class C

For the years ended May 31,

2006	2005	2004	2003	2002

$13.70	$12.89	$11.06	$12.21	$14.74

0.07 *	0.09 *	0.03 *	0.04 *	0.00 *#

0.91	0.79	1.81	(1.19)	(2.20)

0.98	0.88	1.84	(1.15)	(2.20)

(0.05)	(0.07)	(0.01)	(0.00)‡	—

—	—	—	—	(0.33)

(0.05)	(0.07)	(0.01)	(0.00)‡	(0.33)

$14.63	$13.70	$12.89	$11.06	$12.21

7.18%	6.79%	16.68%	(9.39)%	(15.04)%

$29,967	$36,023	$41,204	$31,277	$39,381

1.45%	1.45%	1.45%	1.42%	1.35%

1.47%	1.49%	1.53%	1.63%	1.60%

0.47%	0.66%	0.27%	0.39%	0.02%

4%	7%	16%	10%	12%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C-2

	For the six
	months ended
	November 30, 2006
	(unaudited)

Net asset value, beginning of period	$14.62

Net investment income	0.06	*

Net realized and unrealized gains from investment activities	1.51

Net increase from operations	1.57

Dividends from net investment income	—

Net asset value, end of period	$16.19

Total investment return[1]	10.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,886

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%**

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.16	%**††

Net investment income to average net assets	0.85	%**††

Portfolio turnover	1%

*	Calculated using the average month-end shares outstanding for the period.
**	Annualized.
†	Commencement of issuance of shares.
††	Includes interest expense of less than 0.01%.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.

UBS S&P 500 Index Fund

Class C-2

		For the period
For the years ended May 31,		November 7, 2003†
		through
2006	2005	May 31, 2004

$13.70	$12.89	$12.12

0.12 *	0.13 *	0.04	*

0.91	0.79	0.77

1.03	0.92	0.81

(0.11)	(0.11)	(0.04)

$14.62	$13.70	$12.89

7.54%	7.15%	6.70%

$5,071	$5,816	$6,862

1.10%	1.10%	1.10	%**

1.15%	1.19%	1.21	%**

0.83%	1.01%	0.60	%**

4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class Y

	For the six
	months ended
	November 30, 2006
	(unaudited)

Net asset value, beginning of period	$14.86

Net investment income	0.12	*

Net realized and unrealized gains (losses) from investment activitites	1.53

Net increase (decrease) from operations	1.65

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$16.51

Total investment return[1]	11.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,908

Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to advisor	0.45	%**

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.57	%**††

Net investment income to average net assets	1.52	%**††

Portfolio turnover	1%

*	Calculated using the average month-end shares outstanding for the period.
**	Annualized.
@	The advisor recouped expenses previously paid by the advisor on behalf of the Fund, not to exceed the expense cap.
††	Includes interest expense of less than 0.01%.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.

UBS S&P 500 Index Fund

Class Y

For the years ended May 31,

2006	2005	2004	2003	2002

$13.93	$13.11	$11.24	$12.41	$14.94

0.22 *	0.23 *	0.15 *	0.14 *	0.14 *

0.92	0.80	1.84	(1.19)	(2.24)

1.14	1.03	1.99	(1.05)	(2.10)

(0.21)	(0.21)	(0.12)	(0.12)	(0.10)

—	—	—	—	(0.33)

(0.21)	(0.21)	(0.12)	(0.12)	(0.43)

$14.86	$13.93	$13.11	$11.24	$12.41

8.21%	7.83%	17.79%	(8.42)%	(14.23)%

$29,396	$24,105	$21,783	$12,324	$5,517

0.45%	0.45%@	0.45%	0.42%	0.35%

0.67%	0.45%	0.45%	0.58%	0.64%

1.49%	1.67%@	1.24%	1.39%	1.01%

4%	7%	16%	10%	12%

UBS S&P 500 Index Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

Background—At a meeting of the board of UBS Index Trust (the “Trust”) on July 19, 2006, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Investment Advisory and Administration Contract with respect to UBS S&P 500 Index Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administrative Contract. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM and its

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

predecessor, UBS Global Asset Management (US) Inc., under the Investment Advisory and Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the portfolio management team responsible for the portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

The board reviewed how transactions in Fund assets are effected. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the expense reimbursement arrangement (described below) implemented for the Fund and considered the actual fee rate (after taking such reimbursements into account) (the “Actual Management Fee”). The board considered that UBS Global AM had entered into a written expense reimbursement agreement with the Fund pursuant to which UBS Global AM is contractually obligated to reimburse the Fund so that the annual total ordinary operating expenses of each class through September 30, 2007 (excluding interest expense, if any) would not exceed 0.70% for Class A, 1.10% for Class B, 1.45% for Class C, 1.10% for Class C-2 and 0.45% for Class Y. The board also considered that the Fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three years without causing the Fund’s expenses in any of those three years to exceed these caps.

The board also received information on UBS Global AM’s standard institutional account fees for various types of asset classes. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of funds versus such accounts and the differences in the levels of services required by funds and such accounts. The board also received information on fees charged to other funds managed by UBS Global AM.

The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

data (the “Expense Group”). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered the total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee was in the second quintile for its Expense Group for the comparable periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The board also noted that the Fund’s total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report. The board noted management’s explanation that contributing factors to the Fund’s relatively higher total expenses were higher transfer agency fees caused by relatively low average account size balances and higher custodian fees, which were addressed through fee reductions in custodian fees effective December 1, 2005 (and therefore not fully reflected in the Lipper data).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administrative Contract.

Fund performance—The board received and considered performance information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted that the underperformance, in absolute terms, equates to only several basis points per year (i.e., one basis point = 0.01%), which

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

directly correlates with the size of the fund and the utilization of the economies of scale as assets under management vacillate. In addition, management also noted that taking into account the volatility of the Performance Universe’s returns, the Fund’s return for each of the comparison periods was close to that of its Performance Universe’s mean return. Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Advisor profitability—The Board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The Board also received profitability information with respect to the entire UBS New York fund complex. In addition, the Board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

Economies of scale—The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that, although the Fund’s assets have vacillated over time, when and to the extent the Fund’s assets have increased it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints.

UBS S&P 500 Index Fund

Board approval of investment advisory
and administration contract (unaudited)

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong Chairman	Meyer Feldberg
Alan S. Bernikow	Bernard H. Garil
Richard R. Burt	Heather R. Higgins

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer
Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2007